Intangible Assets	12 Months Ended
Feb. 24, 2013
Intangible Assets

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	February 24, 2013	February 26, 2012
Customer related intangibles	$31,941	$28,466
Core technology	19,706	18,671
Trademark and trade names	3,809	3,668
Capitalized software	3,564	3,564
Patents	1,542	1,426

Total intangible assets	60,562	55,795
Customer related amortization	(28,652)	(28,466)
Core technology amortization	(18,844)	(18,671)
Trademark and trade name amortization	(1,633)	(1,589)
Capitalized software amortization	(3,564)	(3,524)
Patent amortization	(611)	(521)

Total accumulated amortization	(53,304)	(52,771)

Intangible assets, net	$7,258	$3,024

Amortization expense related to intangible assets was $547, $209 and $216 in fiscal 2013, 2012 and 2011, respectively. Included in trademarks and trade names is $1,955 of indefinite lived intangible assets.

Estimated future amortization expense related to finite-lived intangible assets at February 24, 2013 is as follows:

Expense
2014	$1,459
2015	1,054
2016	795
2017	580
2018 and thereafter	1,415

Total	$5,303